Capital leases	12 Months Ended
Dec. 31, 2016
Leases, Capital [Abstract]
Capital leases

10. Capital leases

On March 28, 2013, two of ASC’s subsidiaries entered into an agreement, which took effect on April 2, 2013, for the sale and leaseback (under a capital lease arrangement) of the Ardmore Calypso and Ardmore Capella. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessels of $17.9 million was repaid in full on April 2, 2013. The capital leases were scheduled to expire in 2018 and included a mandatory purchase obligation for the lessee to repurchase the vessels, as well as a purchase option exercisable by Ardmore, which Ardmore could elect to exercise at an earlier date.
In October 2015, Ardmore agreed to terms for the sale of the Ardmore Calypso and Ardmore Capella. Effective November 2015, Ardmore reclassified these vessels as held for sale and ceased to depreciate the vessels. Ardmore exercised the purchase option for the two vessels during the second quarter of 2016 and repaid all amounts outstanding under the capital lease (see Note 11).
On December 22, 2016 one of ASC’s subsidiaries entered into an agreement for the sale and leaseback (under a capital lease arrangement) of the Ardmore Seatrader. This transaction was treated as a financing transaction. As part of this arrangement, the senior debt outstanding on the vessel of $3.0 million was repaid in full on December 20, 2016. The capital lease is scheduled to expire in 2021 and includes a mandatory purchase obligation for the lessee to repurchase the vessel, as well as a purchase option, which Ardmore could elect to exercise at an earlier date. This capital lease arrangement includes all of the financial covenants of the long-term debt facilities referred to in Note 9.

	As at
	Dec 31, 2016	Dec 31, 2015
Current portion of capital lease obligations	181,047	27,097,348
Current portion of deferred finance fees	(22,019)	(325,437)
Non-current portion of capital lease obligations	9,064,702	—
Non-current portion of deferred finance fees	(93,080)	—
Total capital lease obligations	9,130,650	26,771,911

The future minimum lease payments required under the capital leases at December 31, 2016 are as follows:
As at Dec 31, 2016
2017	1,095,000
2018	1,387,000
2019	1,387,000
2020	1,390,800
2021	7,602,800
Total minimum lease payments	12,862,600
Less amounts representing interest and deferred finance fees	(3,731,950)
Net minimum lease payments	9,130,650
Assets recorded under capital leases consist of the following :

	As at
	Dec 31, 2016	Dec 31, 2015
Vessels held for sale	—	37,083,985
Vessels, Equipment & Deferred Drydock Expenditure	26,125,274	—
Accumulated Depreciation	(9,239,855)	—
	16,885,419	37,083,985

The amortization of vessels accounted for as capital leases is included within the depreciation change in the Consolidated Statement of Operations.